Acquisitions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020	Jun. 28, 2019
Acquisitions (Details) [Line Items]
Total purchase price		$ 2,765	$ 13,813
Transaction related costs		69	638
Paid amount		$ 2,760
Acquisition payments			$ 2,132	$ 2,132
Total consideration	$ 34,392
Net of cash	44,621
Contingent consideration	1,470
Maximum [Member]
Acquisitions (Details) [Line Items]
Contingent consideration	1,470
Minimum [Member]
Acquisitions (Details) [Line Items]
Contingent consideration	$ 0